UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2752
                                   811-21299

Name of Fund: CMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Money
      Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ
      08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments

                                                                  CMA Money Fund

Schedule of Investments as of December 31, 2004

                         Beneficial
                           Interest     Mutual Funds                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                    $ 7,391,463,738     Master Money Trust                                                          $ 7,695,488,209
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Mutual Funds (Cost - $7,700,660,040) - 100.1%                           7,695,488,209
------------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $7,700,660,040) - 100.1%                            7,695,488,209

                                        Liabilities in Excess of Other Assets - (0.1%)                                   (7,354,107)
                                                                                                                    ---------------
                                        Net Assets - 100.0%                                                         $ 7,688,134,102
                                                                                                                    ===============

Master Money Trust

Schedule of Investments as of December 31, 2004                   (in Thousands)

                                                                             Face      Interest          Maturity
Issue                                                                        Amount    Rate*               Date             Value
====================================================================================================================================
Bank Notes - 2.8%
====================================================================================================================================
Bank of America, NA                                                       $  435,000   2.315 + %        12/15/2005       $   435,000
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost - $435,000)                                                                                           435,000
====================================================================================================================================
Certificate of Deposit  - 3.2%
====================================================================================================================================
Wells Fargo Bank, NA                                                         500,000   2.30+            12/13/2005           500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificate of Deposit (Cost - $500,000)                                                                               500,000
====================================================================================================================================
Certificates of Deposit - European - 3.8%
====================================================================================================================================
Barclays Bank Plc                                                            250,000   2.385             3/08/2005           249,936
------------------------------------------------------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen Girozentrale                                    150,000   2.335             2/02/2005           150,000
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale                                                             202,000   2.00              3/07/2005           201,805
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $601,993)                                                                   601,741
====================================================================================================================================
Certificates of Deposit - Yankee - 6.5%
====================================================================================================================================
ABN AMRO Bank NV                                                             250,000   1.25              4/05/2005           249,120
------------------------------------------------------------------------------------------------------------------------------------
BNP Paribas (New York)                                                       295,500   2.06              3/31/2005           295,124
------------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                                           180,000   2.453 +           1/13/2006           180,000
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                                   200,000   2.025             3/29/2005           199,738
------------------------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank                                                         98,000   3.03             12/30/2005            97,979
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $1,023,531)                                                                 1,021,961
====================================================================================================================================
Commercial Paper - 3.8%
====================================================================================================================================
Amsterdam Funding Corporation                                                 64,800   2.33              1/31/2005            64,670
------------------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corporation                                          50,000   2.33              1/12/2005            49,961
------------------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC                                                           15,284   2.35              1/26/2005            15,258
------------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corporation                                       42,112   2.34              1/26/2005            42,041
------------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corporation                                             5,619   2.34              1/24/2005             5,610
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                125,000   2.31 +            5/06/2005           125,000
------------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                                       12,083   2.30              1/19/2005            12,068
------------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corporation                                                 277,650   2.33              1/31/2005           277,093
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $591,702)                                                                                     591,701
====================================================================================================================================
Corporate Notes - 3.5%
====================================================================================================================================
Blue Heron Funding IX Ltd.                                                    93,000   2.448 +           2/23/2005            93,000
------------------------------------------------------------------------------------------------------------------------------------
Newcastle CDO III, Limited                                                    60,000   2.448 +           3/24/2005            60,000
------------------------------------------------------------------------------------------------------------------------------------
Permanent Financing Plc                                                       94,000   2.35 +            6/10/2005            94,000
                                                                             178,000   2.34 +            9/10/2005           178,000
------------------------------------------------------------------------------------------------------------------------------------

Master Money Trust

Schedule of Investments as of December 31, 2004 (continued)       (in Thousands)

                                                                             Face      Interest          Maturity
Issue                                                                        Amount    Rate*               Date             Value
====================================================================================================================================
Corporate Notes (concluded)
====================================================================================================================================
Putnam Structured Products                                                $   40,000   2.483 + %        10/17/2005       $    40,000
                                                                              26,000   2.483 +          11/15/2005            26,000
------------------------------------------------------------------------------------------------------------------------------------
Restructured Asset Securities with Enhanced Returns,                          60,000   2.45 +            1/26/2006            60,000
Series 1998-MM-7-1 Trust
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $551,000)                                                                                      551,000
====================================================================================================================================
Funding Agreements - 6.1%
====================================================================================================================================
Allstate Life Insurance Co. (a)                                               45,000   2.38 +           11/01/2005            45,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Assurance Company (a)                                50,000   2.37 +           11/01/2005            50,000
                                                                             150,000   2.34 +           12/01/2005           150,000
------------------------------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Company (a)                                45,000   2.48 +            7/18/2005            45,000
------------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Company (a)                                   15,000   2.36 +            5/02/2005            15,000
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Company (a)                                      165,000   2.39 +            4/01/2005           165,000
------------------------------------------------------------------------------------------------------------------------------------
Monumental Life Insurance Company (a)                                        145,000   2.425 +           5/16/2005           145,000
------------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Company (a)                                          226,000   2.48 +            5/27/2005           226,000
------------------------------------------------------------------------------------------------------------------------------------
The Travelers Insurance Company (a)                                           70,000   2.34 +            3/01/2005            70,000
                                                                              25,000   2.34 +            5/02/2005            25,000
                                                                              25,000   2.33 +            9/16/2005            25,000
------------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $961,000)                                                                                   961,000
====================================================================================================================================
Master Notes - 0.8%
====================================================================================================================================
JPMorgan Securities Inc.                                                     140,000   2.36 +            8/19/2005           140,000
------------------------------------------------------------------------------------------------------------------------------------
Total Master Notes (Cost - $140,000)                                                                                         140,000
====================================================================================================================================
Medium-Term Notes - 12.8%
====================================================================================================================================
ASIF Global Financing                                                         54,000   2.405 +           1/23/2006            54,000
------------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corporation                                            56,400   2.79 +            3/11/2005            56,441
                                                                              50,000   2.18 +           11/09/2005            49,980
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corporation                                          37,500   2.15 +           10/24/2005            37,530
                                                                             290,605   2.51 +            1/17/2006           290,605
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                    202,600   2.393 +           1/13/2006           202,600
------------------------------------------------------------------------------------------------------------------------------------
Household Finance Corporation                                                 99,000   2.43 +            2/28/2005            99,023
                                                                             200,000   2.291 +           7/05/2005           200,000
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc.                                                      85,000   2.69 +            3/07/2005            85,047
------------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc.                                                         50,500   2.443 +           1/13/2006            50,500
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Company                                           68,000   2.39 +            2/01/2005            68,000
------------------------------------------------------------------------------------------------------------------------------------

Master Money Trust

Schedule of Investments as of December 31, 2004 (continued)       (in Thousands)

                                                                             Face      Interest          Maturity
Issue                                                                        Amount    Rate*               Date             Value
====================================================================================================================================
Medium-Term Notes (concluded)
====================================================================================================================================
Morgan Stanley                                                            $   85,000   2.331 + %         1/04/2006       $    85,000
                                                                              51,000   2.403 +           1/13/2006            51,000
                                                                              76,000   2.428 +           1/27/2006            76,000
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                                   52,500   2.579 +           1/27/2006            52,508
------------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                             91,000   2.49 +            1/09/2006            91,000
------------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Inc.                                                            87,500   2.315 +           5/05/2005            87,495
                                                                             175,000   2.281 +           8/08/2005           174,975
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corporation                                              100,000   2.33 +            8/11/2005           100,000
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co. (Cayman Island)                                             55,145   2.57 +            9/12/2005            55,192
------------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                         44,000   2.45 +            1/11/2006            44,000
------------------------------------------------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost - $2,010,906)                                                                                2,010,896
====================================================================================================================================
Promissory Notes - 0.8%
====================================================================================================================================
Goldman Sachs Group, Inc.                                                    125,000   2.37 +            4/18/2005           125,000
------------------------------------------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost - $125,000)                                                                                     125,000
====================================================================================================================================
Time Deposits - 1.3%
====================================================================================================================================
National City Bank of Indiana                                                205,160   2.125             1/03/2005           205,160
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (Cost - $205,160)                                                                                        205,160
====================================================================================================================================
U.S. Government Agency Obligations - Discount Notes - 3.3%
====================================================================================================================================
Fannie Mae                                                                    64,000   1.21              1/07/2005            63,975
                                                                              90,045   2.08              1/10/2005            89,995
                                                                              79,241   1.88              3/02/2005            78,942
                                                                             100,000   1.85              3/10/2005            99,571
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                  125,000   6.22              1/11/2005           124,921
                                                                              50,000   2.276             2/01/2005            49,899
                                                                              20,000   1.32              3/08/2005            19,917
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations -
Discount Notes (Cost - $527,405)                                                                                             527,220
====================================================================================================================================
U.S. Government & Agency Obligations - Non-Discount Notes - 50.5%
====================================================================================================================================
Fannie Mae                                                                   500,000   1.96 +            1/18/2005           499,939
                                                                           1,000,000   2.333 +           1/28/2005           999,991
                                                                              26,800   1.85              6/03/2005            26,725
                                                                             400,000   2.36 +            6/09/2005           399,932
                                                                              20,000   1.50              6/17/2005            19,896
                                                                             540,000   2.31 +            8/17/2005           539,898
                                                                              36,000   2.06              8/26/2005            35,833
------------------------------------------------------------------------------------------------------------------------------------

Master Money Trust

Schedule of Investments as of December 31, 2004 (continued)       (in Thousands)

                                                                             Face      Interest          Maturity
Issue                                                                        Amount    Rate*               Date             Value
====================================================================================================================================
U.S. Government & Agency Obligations - Non-Discount Notes (concluded)
====================================================================================================================================
Fannie Mae (concluded)                                                    $   97,000   2.11 %            8/26/2005       $    96,576
                                                                             984,000   2.30 +            8/29/2005           983,690
                                                                             492,000   2.308 +           9/06/2005           491,745
                                                                              53,400   2.32              9/30/2005            53,195
                                                                              55,000   2.07             10/21/2005            54,649
                                                                              55,000   2.10             10/21/2005            54,662
                                                                              52,510   2.375             5/04/2006            52,008
------------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                                    250,000   2.328 +           1/27/2005           250,000
                                                                             127,000   2.25 +            2/07/2005           126,997
                                                                             200,000   2.30 +            2/11/2005           200,000
                                                                             175,000   2.327 +           2/24/2005           175,008
                                                                              82,000   2.333 +           2/21/2006            81,981
                                                                              50,000   2.27 +            5/24/2006            49,965
                                                                              44,950   2.246 +           4/04/2007            44,915
                                                                              50,000   2.124 +           9/27/2007            49,980
                                                                              54,750   2.36 +            2/20/2008            54,733
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Banks                                                      325,000   2.405 +           3/15/2005           324,965
                                                                             125,900   1.50              5/13/2005           125,459
                                                                             250,000   1.50              8/26/2005           247,950
                                                                             466,000   2.256 +           8/26/2005           465,906
                                                                              84,000   2.345 +           9/12/2005            83,991
                                                                             250,000   1.93 +            5/10/2006           249,845
                                                                              49,500   3.25             11/29/2006            49,484
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                   75,000   2.15             10/28/2005            74,551
                                                                              49,000   2.41             11/04/2005            48,800
                                                                             533,000   2.165 +          11/07/2005           533,088
                                                                             100,000   2.30             11/17/2005            99,464
                                                                              36,185   2.375            11/25/2005            35,896
                                                                             102,000   2.35             12/09/2005           101,426
                                                                              27,600   2.55              5/10/2006            27,395
                                                                              74,500   3.00             11/09/2006            73,858
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                           32,000   1.50              3/31/2006            31,478
                                                                              50,000   2.50             10/31/2006            49,533
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations - Non-Discount Notes (Cost - $7,972,892)                                        7,965,407
------------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $15,645,589**)  - 99.2%                                                                        15,636,086

Other Assets Less Liabilities - 0.8%                                                                                         126,801
                                                                                                                         -----------
Net Assets - 100.0%                                                                                                      $15,762,887
                                                                                                                         ===========

Master Money Trust

Schedule of Investments as of December 31, 2004 (concluded)

* Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes. The interest rates shown are the rates in effect at December 31, 2004.
** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                               $ 15,645,589
                                                                   ============
      Gross unrealized appreciation                                $        224
      Gross unrealized depreciation                                      (9,727)
                                                                   ------------
      Net unrealized depreciation                                  $     (9,503)
                                                                   ============

+     Variable rate notes.
(a) Restricted securities as to resale, representing 6.1% of net assets, were as follows:

                                                                                                                      (in Thousands)
      ------------------------------------------------------------------------------------------------------------------------------
      Issue                                                        Acquisition Date(s)                  Cost                Value
      ------------------------------------------------------------------------------------------------------------------------------
      Allstate Life Insurance Co., 2.38% due 11/01/2005               11/01/2004                     $   45,000          $    45,000
      General Electric Capital Assurance Company:
          2.37% due 11/01/2005                                        11/01/2004                         50,000               50,000
          2.34% due 12/01/2005                                        12/01/2004                        150,000              150,000
      ING USA Annuity and Life Insurance Company,
          2.48% due 7/18/2005                                          6/17/2004                         45,000               45,000
      Jackson National Life Insurance Co., 2.36% due 5/02/2005         5/03/2004                         15,000               15,000
      Metropolitan Life Insurance Company, 2.39% due 4/01/2005         4/01/2004                        165,000              165,000
      Monumental Life Insurance Company, 2.425% due 5/16/2005     5/18/2004 - 10/07/2004                145,000              145,000
      New York Life Insurance Company, 2.48% due 5/27/2005             5/28/2004                        226,000              226,000
      The Travelers Insurance Company:
          2.34% due 3/01/2005                                          3/01/2004                         70,000               70,000
          2.34% due 5/02/2005                                          5/03/2004                         25,000               25,000
          2.33% due 9/16/2005                                          9/16/2004                         25,000               25,000
      ------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                          $  961,000          $   961,000
                                                                                                     ==========          ===========

      Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                       Interest/
                                                       Net              Dividend
      Affiliate                                     Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                      $   (61,612)         $      20
      Merrill Lynch Premier Institutional Fund       (554,449)         $     401
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    CMA Money Fund and Master Money Trust

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    President
    CMA Money Fund and Master Money Trust

Date: February 24, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    CMA Money Fund and Master Money Trust

Date: February 24, 2005